Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 01, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Transamerica Bond (formerly, Transamerica Flexible Income)
Class R6 Shares
Supplement to the Currently Effective Prospectus, Summary Prospectus
and Statement of Additional Information
* * *
Effective November 30, 2018, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus and Statement of Additional Information concerning Class R6 shares of Transamerica Bond:
FEES AND EXPENSES:
The information contained in the “Annual Fund Operating Expenses” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	R6
Management fees[1]	0.41%
Distribution and service (12b-1) fees	None
Other expenses	0.08%
Total annual fund operating expenses[2,3]	0.49%

[1]	Management fees have been restated to reflect a reduction in management fees effective July 2, 2018.
[2]
The Board of Trustees of the fund approved a change to the expense limitation arrangement for Class R6 shares of the fund effective November 30, 2018. Under the amended arrangement, the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has agreed through March 1, 2019 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.75% for Class R6 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. The prior expense cap for Class R6 was 0.44% through November 29, 2018. The expense limitation arrangement cannot be terminated prior to March 1, 2019 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to the class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. The class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect.

[3]	Total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the financial highlights table.
The “Example” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below:
If the shares are redeemed at the end of each period:

	1 year	3 years	5 years	10 years
Class R6	$50	$157	$274	$616
If the shares are not redeemed:

	1 year	3 years	5 years	10 years
Class R6	$50	$157	$274	$616
* * *
Investors Should Retain this Supplement for Future Reference
November 1, 2018

Transamerica Bond (formerly Transamerica Flexible Income)
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Transamerica Bond (formerly, Transamerica Flexible Income)
Class R6 Shares
Supplement to the Currently Effective Prospectus, Summary Prospectus
and Statement of Additional Information
* * *
Effective November 30, 2018, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus and Statement of Additional Information concerning Class R6 shares of Transamerica Bond:
FEES AND EXPENSES:
The information contained in the “Annual Fund Operating Expenses” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	R6
Management fees[1]	0.41%
Distribution and service (12b-1) fees	None
Other expenses	0.08%
Total annual fund operating expenses[2,3]	0.49%

[1]	Management fees have been restated to reflect a reduction in management fees effective July 2, 2018.
[2]
The Board of Trustees of the fund approved a change to the expense limitation arrangement for Class R6 shares of the fund effective November 30, 2018. Under the amended arrangement, the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has agreed through March 1, 2019 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.75% for Class R6 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. The prior expense cap for Class R6 was 0.44% through November 29, 2018. The expense limitation arrangement cannot be terminated prior to March 1, 2019 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to the class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. The class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect.

[3]	Total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the financial highlights table.
The “Example” table included in the Prospectus and Summary Prospectus is supplemented and superseded with the information below:
If the shares are redeemed at the end of each period:

	1 year	3 years	5 years	10 years
Class R6	$50	$157	$274	$616
If the shares are not redeemed:

	1 year	3 years	5 years	10 years
Class R6	$50	$157	$274	$616
* * *
Investors Should Retain this Supplement for Future Reference
November 1, 2018

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2019
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management fees have been restated to reflect a reduction in management fees effective July 2, 2018.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If the shares are redeemed at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If the shares are not redeemed:
Transamerica Bond (formerly Transamerica Flexible Income) | R6
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.41%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.08%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.49%	[2],[3]
1 year	rr_ExpenseExampleYear01	$ 50
3 years	rr_ExpenseExampleYear03	157
5 years	rr_ExpenseExampleYear05	274
10 years	rr_ExpenseExampleYear10	616
1 year	rr_ExpenseExampleNoRedemptionYear01	50
3 years	rr_ExpenseExampleNoRedemptionYear03	157
5 years	rr_ExpenseExampleNoRedemptionYear05	274
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 616

[1]	Management fees have been restated to reflect a reduction in management fees effective July 2, 2018.
[2]	The Board of Trustees of the fund approved a change to the expense limitation arrangement for Class R6 shares of the fund effective November 30, 2018. Under the amended arrangement, the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has agreed through March 1, 2019 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.75% for Class R6 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. The prior expense cap for Class R6 was 0.44% through November 29, 2018. The expense limitation arrangement cannot be terminated prior to March 1, 2019 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to the class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. The class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect.
[3]	Total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the financial highlights table.